Copeland Risk Managed Dividend Growth Fund
COPELAND RISK MANAGED DIVIDEND GROWTH FUND
Investment Objective:
The Fund seeks long-term capital appreciation and income.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Copeland Risk Managed Dividend Growth Fund Copeland Risk Managed Dividend Growth Fund Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed if held less than 30 days) ($15 fee for any redemption paid by wire transfer)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Copeland Risk Managed Dividend Growth Fund Copeland Risk Managed Dividend Growth Fund Class I shares
Management Fees		1.00%
Other Expenses	[1]	0.44%
Shareholder Service Fees		0.10%
Other Operating Expenses		0.34%
Acquired Fund Fees and Expenses	[2]	none
Total Annual Operating Expenses		1.44%
Fee Waiver and/or Expense Reimbursement	[3]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Funds adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2014, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.30% of the daily average net asset value of Class I shares; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) of such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the adviser.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
Copeland Risk Managed Dividend Growth Fund Copeland Risk Managed Dividend Growth Fund Class I shares	132	442

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies.

The Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income by purchasing equities of companies with a proven track record of dividend growth within sectors forecasted to outperform cash by the adviser’s quantitative model. The Fund uses the same strategy as and tracks the performance of the Copeland Risk Managed Dividend Growth Index (“CDGR”), a publicly-available index published by NASDAQ. CDGR and the Fund are composed of common stocks, master limited partnership units (“MLPs”) and real estate investment trusts (“REITs”) of US companies or entities that have raised their dividends for a minimum of five consecutive years; and sector-based exchange-traded funds (“ETFs”) and cash equivalents.

Under normal market conditions, the Fund invests at least 80% of its assets in securities that have increased their dividend for a minimum of five consecutive years. To manage risk, the adviser utilizes a quantitative model to determine when abnormal market conditions exist, which may lead to the investment of up to 100% of the portfolio in cash and cash equivalents for temporary defensive purposes. Specifically, the adviser utilizes quantitative signals that forecast which sectors of the market are likely to underperform or outperform cash. By avoiding negative sectors and increasing the Fund’s allocation to positive sectors and/or cash and cash equivalents, the adviser attempts to limit losses. The Fund further manages risk through its diversification strategy of allocating generally no more than 5.5% to a single equity security, measured at time of purchase. However, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund invests in companies with a market capitalization of at least $250 million, upon purchase. All portfolio securities must be traded on a US stock exchange.

The adviser sells securities when they no longer meet its fundamental dividend growth criteria or quantitative sector selection criteria. The adviser may engage in active and frequent trading to meet the Fund’s investment objective.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

• Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk:  The adviser’s dependence on its dividend growth and sector rotation strategies and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

• Market Risk:  Overall securities market risks may affect the value of individual securities in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• MLP Risk:  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.  Additional risks include the following.   A decline in commodity prices may lead to a reduction in production or supply of those commodities. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.

• Non-Diversification Risk:  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

• REIT Risk:  A REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

• Return Tracking Risk:  The Fund will not be able to replicate exactly the performance of CDGR because the returns generated by the Fund’s securities will be reduced by transaction costs.  In addition, the Fund will incur expenses, such as management fees, not incurred by CDGR.  The adviser’s judgments about the return tracking characteristics of securities may prove incorrect and may not produce the desired results.

• Small and Medium Capitalization Risk:  The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.  Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder and reduces after-tax returns if Fund shares are held in a taxable account.

Performance.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows 2011 and 2012 performance of the Fund’s Class A shares. Returns for Class I shares, which are not presented, will vary from the return for the Class A shares. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-9-COPELAND.

Class A Shares Annual Total Return for Years Ended December 31, Returns do not reflect sales charges, and would be lower if they did.

Best Quarter: 1st Quarter 2012 8.76% Worst Quarter: 3rd Quarter 2011 (6.93)%
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Copeland Risk Managed Dividend Growth Fund		Label	1 Year	Since Inception	Inception Date
Copeland Risk Managed Dividend Growth Fund Class A shares	[1]	Return before taxes	3.91%	2.79%	Dec 28, 2010
Copeland Risk Managed Dividend Growth Fund Class A shares Return after taxes on distributions			3.48%	2.55%
Copeland Risk Managed Dividend Growth Fund Class A shares Return after taxes on distributions and sale of Fund shares			2.53%	2.25%
S And P 500 Index	[2]		16.00%	8.77%
[1]	The inception date of the Funds Class A shares is December 28, 2010.
[2]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Funds returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Copeland Trust
Central Index Key	dei_EntityCentralIndexKey	0001502745
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	clf
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Copeland Risk Managed Dividend Growth Fund | Copeland Risk Managed Dividend Growth Fund Class A shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CDGRX
Annual Return 2011	rr_AnnualReturn2011	2.72%
Annual Return 2012	rr_AnnualReturn2012	10.27%
Label	rr_AverageAnnualReturnLabel	Return before taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	3.91%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010	[1]
Copeland Risk Managed Dividend Growth Fund | Copeland Risk Managed Dividend Growth Fund Class A shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Copeland Risk Managed Dividend Growth Fund | Copeland Risk Managed Dividend Growth Fund Class A shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Copeland Risk Managed Dividend Growth Fund | Copeland Risk Managed Dividend Growth Fund Class C shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CDCRX
Copeland Risk Managed Dividend Growth Fund | Copeland Risk Managed Dividend Growth Fund Class I shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CDIVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Copeland Risk Managed Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	COPELAND RISK MANAGED DIVIDEND GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	$15 fee for any redemption paid by wire transfer
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income by purchasing equities of companies with a proven track record of dividend growth within sectors forecasted to outperform cash by the adviser’s quantitative model. The Fund uses the same strategy as and tracks the performance of the Copeland Risk Managed Dividend Growth Index (“CDGR”), a publicly-available index published by NASDAQ. CDGR and the Fund are composed of common stocks, master limited partnership units (“MLPs”) and real estate investment trusts (“REITs”) of US companies or entities that have raised their dividends for a minimum of five consecutive years; and sector-based exchange-traded funds (“ETFs”) and cash equivalents.

Under normal market conditions, the Fund invests at least 80% of its assets in securities that have increased their dividend for a minimum of five consecutive years. To manage risk, the adviser utilizes a quantitative model to determine when abnormal market conditions exist, which may lead to the investment of up to 100% of the portfolio in cash and cash equivalents for temporary defensive purposes. Specifically, the adviser utilizes quantitative signals that forecast which sectors of the market are likely to underperform or outperform cash. By avoiding negative sectors and increasing the Fund’s allocation to positive sectors and/or cash and cash equivalents, the adviser attempts to limit losses. The Fund further manages risk through its diversification strategy of allocating generally no more than 5.5% to a single equity security, measured at time of purchase. However, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund invests in companies with a market capitalization of at least $250 million, upon purchase. All portfolio securities must be traded on a US stock exchange.

The adviser sells securities when they no longer meet its fundamental dividend growth criteria or quantitative sector selection criteria. The adviser may engage in active and frequent trading to meet the Fund’s investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets in securities that have increased their dividend for a minimum of five consecutive years.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

• Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk:  The adviser’s dependence on its dividend growth and sector rotation strategies and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

• Market Risk:  Overall securities market risks may affect the value of individual securities in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• MLP Risk:  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.  Additional risks include the following.   A decline in commodity prices may lead to a reduction in production or supply of those commodities. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.

• Non-Diversification Risk:  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

• REIT Risk:  A REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

• Return Tracking Risk:  The Fund will not be able to replicate exactly the performance of CDGR because the returns generated by the Fund’s securities will be reduced by transaction costs.  In addition, the Fund will incur expenses, such as management fees, not incurred by CDGR.  The adviser’s judgments about the return tracking characteristics of securities may prove incorrect and may not produce the desired results.

• Small and Medium Capitalization Risk:  The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.  Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder and reduces after-tax returns if Fund shares are held in a taxable account.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows 2011 and 2012 performance of the Fund’s Class A shares. Returns for Class I shares, which are not presented, will vary from the return for the Class A shares. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-9-COPELAND.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-9-COPELAND
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Return for Years Ended December 31, Returns do not reflect sales charges, and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter 2012 8.76% Worst Quarter: 3rd Quarter 2011 (6.93)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.93%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2012)
Copeland Risk Managed Dividend Growth Fund | S And P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.00%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%	[5]

[1]	The inception date of the Funds Class A shares is December 28, 2010.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]	The Funds adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2014, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.30% of the daily average net asset value of Class I shares; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) of such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the adviser.
[5]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Funds returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.